Geographical Sales and Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total	$ 52,400,844	$ 60,213,088
Domestic Sales [Member]
Total	52,272,434	60,016,626
International Sales [Member]
Total	$ 128,410	$ 196,462